CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 51,259	$ 7,129
Accounts receivable, net of allowance for credit losses of $172 and $400 thousands as of December 31, 2025 and 2024, respectively	33,420	29,697
Inventory	75,549	68,540
Prepaid expenses and other current assets	6,071	7,848
Total current assets	166,299	113,214
NON-CURRENT ASSETS:
Property, plant and equipment, net	46,922	41,576
Operating lease right of use assets	5,807	2,282
Intangible assets, net	1,452	1,553
Investment in affiliates	4,905	2,901
Restricted deposit	307	305
Funds in respect of employee rights upon retirement	398	654
Deferred tax assets	639	877
Total non-current assets	60,430	50,148
Total assets	226,729	163,362
CURRENT LIABILITIES:
Current maturities of long-term loans	2,227	2,083
Short term loans	0	4,350
Accounts payable	12,986	12,158
Accrued expenses and other	17,296	18,594
Current maturities of operating lease liabilities	1,474	939
Total current liabilities	33,983	38,124
NON-CURRENT LIABILITIES:
Long-term loans	9,485	10,938
Operating lease liabilities	4,448	1,345
Liability in respect of employee rights upon retirement	770	986
Deferred tax liabilities	1,652	0
Total non-current liabilities	16,355	13,269
COMMITMENTS AND CONTINGENCIES
Total liabilities	50,338	51,393
SHAREHOLDERS 'EQUITY:
Ordinary shares of NIS 0 par value. Authorized: 19,000,000 shares at December 31, 2025 and 13,000,000 shares at December 31, 2024 Issued:13,257,610 and 11,214,831 shares at December 31, 2025 and 2024, respectively Outstanding: 12,983,137 and 10,940,358 shares at December 31, 2025 and 2024, respectively	0	0
Additional paid-in capital	136,578	89,697
Treasury shares, at cost, 274,473 shares at December 31, 2025 and 2024	(2,088)	(2,088)
Accumulated other comprehensive income (loss)	643	(76)
Retained earnings	41,258	24,436
Total shareholders' equity	176,391	111,969
Total liabilities and shareholders' equity	$ 226,729	$ 163,362